Lincoln Life

LAW DEPARTMENT

  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

ONE GRANITE PLACE

CONCORD, NEW HAMPSHIRE 03301

FREDERICK C. TEDESCHI

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Phone: 603-226-5105

Fax: 603-226-5448

Frederick.Tedeschi@LFG.com

March 4, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Lincoln Life Variable Annuity Account JF-I of The Lincoln National Life Insurance Company: File No. 811-09779; 333-144276; 333-144277

Commissioners:

The Lincoln National Life Insurance Company (“LNL”), on behalf of its Lincoln Life Variable Annuity Account JF-I (the “Separate Account”), has sent to policy owners annual reports for the period ended December 31, 2007 provided by the mutual funds in which the Separate Account invests as required by Rule 30e-2 under the Investment Company Act of 1940.

In addition, LNL understands that such mutual funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 603-226-5105.

Very truly yours,

The Lincoln National Life Insurance Company

By	/S/ Frederick C. Tedeschi
Vice President and Associate
General Counsel